Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0001728328
Registrant Name	InMed Pharmaceuticals Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES